Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt
4.	Long-Term Debt

Long-term debt consisted of the following:

	Interest Rate December 31,			December 31,
	2011	2010	Maturities Through	2011	2010
				(in thousands)
€662.9 million Norwegian Epic Term Loan (1)	2.46%	2.63%	2022	$723,990	$783,624
€624.0 million Norwegian Pearl and Norwegian Gem Revolving Credit Facility (1)	3.35%	3.40%	2019	623,678	623,678
$450.0 million 11.75% Senior Secured Notes (2)	11.75%	11.75%	2016	445,914	445,334
€308.1 million Pride of Hawai'i Loan (1)	2.20%	2.08%	2018	284,449	284,449
$250.0 million 9.50% Senior Unsecured Notes	9.50%	9.50%	2018	250,000	250,000
$334.1 million Norwegian Jewel Term Loan	3.18% - 6.86%	3.04% - 6.86%	2017	188,216	192,128
€258.0 million Pride of America Hermes Loan (1)	3.28% - 6.47%	3.05% - 6.47%	2017	172,463	180,153
$750.0 million Senior Secured Revolving Credit Facility	4.31%	4.31%	2015	128,000	307,000
€529.8 million Breakaway One Loan (1)	2.18%	1.90%	2025	118,651	49,768
€529.8 million Breakaway Two Loan (1)	4.50%	4.50%	2026	49,768	49,768
€40.0 million Pride of America Commercial Loan (1)	3.28% - 7.35%	3.05% - 7.35%	2017	26,215	27,384
€126 million Norwegian Jewel Term Loan	2.11%	—	2016	10,212	—
€126 million Norwegian Jade Term Loan	2.11%	—	2017	10,212	—
Capital lease obligations	3.75% - 5.00%	3.75% - 4.74%	2014	6,313	10,799

Total debt				3,038,081	3,204,085
Less: current portion of long-term debt				(200,582)	(78,237)

Total long-term debt				$2,837,499	$3,125,848

(1)	Currently U.S. dollar-denominated.
(2)	Net of unamortized original issue discount of $4.1 million and $4.7 million at December 31, 2011 and 2010, respectively.

Costs incurred in connection with the arranging of loan financing have been deferred and are amortized over the life of the loan agreement. The amortization included in interest expense, net of capitalized interest was $26.1 million, $26.8 million (including a $6.4 million write-off of deferred financing fees) and $23.2 million (including a $6.7 million write-off of deferred financing fees) for the years ended December 31, 2011, 2010 and 2009, respectively.

Our debt agreements contain covenants that, among other things, require us to maintain a minimum level of liquidity, as well as limit our net funded debt-to-capital ratio, maintain certain other ratios and restrict our ability to pay dividends. Our ships and substantially all other property and equipment are pledged as collateral for our debt. We believe we were in compliance with these covenants as of December 31, 2011. There are no restrictions in the agreements that limit intercompany borrowings or dividends between our subsidiaries that would impact our ability to meet our cash obligations.

The following are scheduled principal repayments on long-term debt including capital lease obligations as of December 31, 2011 for each of the next five years (in thousands):

Year	Amount
2012	$200,582
2013	218,514
2014	239,979
2015	399,355
2016	735,548
Thereafter	1,244,103

Total	$3,038,081

We had an accrued interest liability of $22.3 million and $22.0 million as of December 31, 2011 and 2010, respectively.